Convertible Preferred Stock	9 Months Ended
Sep. 30, 2023
Temporary Equity Disclosure [Abstract]
CONVERTIBLE PREFERRED STOCK
17. Convertible Preferred Stock
In connection with the Business Combination, as described in Note 3, all series of Better convertible preferred stock were converted into Better common stock and subsequently converted to the Company’s common stock at the Exchange Ratio of approximately 3.06. All share amounts in periods prior to the Business Combination have been retroactively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization.
As of December 31, 2022, the Company had outstanding the following series of convertible preferred stock:

	As of
	December 31, 2022
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding
Series D Preferred Stock	26,178,574	23,786,379
Series D-1 Preferred Stock	26,178,574	—
Series D-2 Preferred Stock	21,305,758	20,390,896
Series D-3 Preferred Stock	914,862	914,862
Series D-4 Preferred Stock	1,062,009	1,062,009
Series D-5 Preferred Stock	1,062,009	—
Series C Preferred Stock	132,946,826	100,138,544
Series C-1 Preferred Stock	132,946,826	8,939,693
Series C-2 Preferred Stock	18,624,354	14,018,524
Series C-3 Preferred Stock	19,741,818	8,367,368
Series C-4 Preferred Stock	2,171,064	2,171,064
Series C-5 Preferred Stock	18,624,354	4,605,830
Series C-6 Preferred Stock	19,741,818	11,374,450
Series C-7 Preferred Stock	9,833,660	4,469,846
Series B Preferred Stock	39,753,024	28,583,364
Series B-1 Preferred Stock	12,531,940	11,169,660
Series A Preferred Stock	93,850,533	69,267,349
Series A-1 Preferred Stock	24,937,838	23,054,899
Total convertible preferred stock	602,405,839	332,314,737
Convertible Preferred Stock Warrants—Immediately prior to the Closing of the Business Combination, certain convertible preferred stock warrant holders exercised their warrants on a cash basis and the remaining convertible preferred stock warrant holders exercised their warrants on a net basis at the Closing. In August 2023, the Company received $1.5 million from preferred stock warrant holders that exercised their warrants on a cash basis with an offset to additional paid-in-capital and as the remaining convertible preferred stock warrants were exercise the entire convertible preferred stock liability of $2.8 million was reclassified to additional paid-in-capital.
As of December 31, 2022, the Company had outstanding the following convertible preferred stock warrants:

				No. Warrants
(Amounts in thousands, except no. warrants and strike prices)				December 31, 2022	Strike	Valuation at Issuance
September 2018	Series C Preferred	9/28/2018	9/28/2028	2,312,296	$0.59	$170
February 2019	Series C Preferred	2/6/2019	9/28/2028	153,807	$0.59	$12
March 2019	Series C Preferred	3/29/2019	3/29/2026	1,146,214	$1.12	$87
April 2019	Series C Preferred	4/17/2019	4/17/2029	3,575,879	$1.12	$313
March 2020	Series C Preferred	3/25/2020	3/25/2027	410,228	$1.64	$201
Total				7,598,424
The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes-Merton option-pricing model and their respective terms, as can be seen below:

(Amounts in thousands, except per share amounts)	December 31, 2022
Issuance	Fair value per share	Fair Value
September 2018	$0.54	$1,256
February 2019	$0.54	84
March 2019	$0.35	397
April 2019	$0.35	1,240
March 2020	$0.29	119
Total		$3,096
Warrants for Series C Preferred Stock, related to the above issuances, were recorded as liabilities at fair value, resulting in a liability of $3.1 million as of December 31, 2022.
The change in fair value of warrants for the three months ended September 30, 2023 and 2022 was a gain of none and a gain of $4.2 million, respectively, and was recorded in change in fair value of convertible preferred stock within the condensed consolidated statements of operations and comprehensive loss. The change in fair value of warrants for the nine months ended September 30, 2023 and 2022 was a gain of $0.3 million and a gain of $24.6 million, respectively, and was recorded in change in fair value of convertible preferred stock warrants within the condensed consolidated statements of operations and comprehensive loss.
18. CONVERTIBLE PREFERRED STOCK
The Company had outstanding the following series of convertible preferred stock:

	As of December 31,
	2022		2021
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding	Shares Authorized	Shares Issued and outstanding
Series D Preferred Stock	8,564,688	7,782,048	8,564,688	7,782,048
Series D-1 Preferred Stock	8,564,688	—	8,564,688	—
Series D-2 Preferred Stock	6,970,478	6,671,168	6,970,478	6,671,168
Series D-3 Preferred Stock	299,310	299,310	299,310	299,310
Series D-4 Preferred Stock	347,451	347,451	347,451	347,451
Series D-5 Preferred Stock	347,451	—	347,451	—
Series C Preferred Stock	43,495,421	32,761,731	43,495,421	32,761,731
Series C-1 Preferred Stock	43,495,421	2,924,746	43,495,421	2,924,746
Series C-2 Preferred Stock	6,093,219	4,586,357	6,093,219	4,586,357
Series C-3 Preferred Stock	6,458,813	2,737,502	6,458,813	2,737,502
Series C-4 Preferred Stock	710,294	710,294	710,294	710,294
Series C-5 Preferred Stock	6,093,219	1,506,862	6,093,219	1,506,862
Series C-6 Preferred Stock	6,458,813	3,721,311	6,458,813	3,721,311
Series C-7 Preferred Stock	3,217,220	1,462,373	3,217,220	1,462,373
Series B Preferred Stock	13,005,760	9,351,449	13,005,760	9,351,449
Series B-1 Preferred Stock	4,100,000	3,654,311	4,100,000	3,654,311
Series A Preferred Stock	30,704,520	22,661,786	30,704,520	22,661,786
Series A-1 Preferred Stock	8,158,764	7,542,734	8,158,764	7,542,734
Total convertible preferred stock	197,085,530	108,721,433	197,085,530	108,721,433
Voting Rights—The holders of outstanding shares of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-2 Preferred Stock, Series C-3 Preferred Stock, Series C-4 Preferred Stock, Series D Preferred Stock, Series D-2 Preferred Stock, and Series D-4 Preferred Stock are entitled to votes equal to the number of shares of Common B Stock into which the applicable series of preferred stock are convertible to as of the record date. The holders of Series A-1 Preferred Stock, Series B-1 Preferred Stock, Series C-1 Preferred Stock, Series C-5 Preferred Stock, Series C-6 Preferred Stock, Series C-7 Preferred Stock, Series D-1 Preferred Stock, Series D-3 Preferred Stock, and Series D-5 Preferred Stock have no voting rights.
Conversion Rights—Each share of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-2 Preferred Stock, Series C-3 Preferred Stock, Series C-4 Preferred Stock, Series D Preferred Stock, Series D-2 Preferred Stock, and Series D-4 Preferred Stock is convertible, at the option of the holder, at any time, and without payment of additional consideration into Common B Stock at the "Adjusted Conversion Ratio" as defined below.
Additionally, each share of Series A-1 Preferred Stock, Series B-1 Preferred Stock, Series C-1 Preferred Stock, Series C-5 Preferred Stock, Series C-6 Preferred Stock, Series D-1 Preferred Stock, and Series D-5 Preferred Stock are convertible, at the option of the holder, at any time, and without payment of additional consideration into Common B-1 Stock at the "Adjusted Conversion Ratio" as defined below.
The Adjusted Conversion Ratio is defined in the Company's Tenth Amended and Restated Certificate of Incorporation (“Certificate of Incorporation”) as equal to the applicable Preferred Stock Original Issue Price for the applicable share of preferred stock divided by the applicable Preferred Stock Conversion Price. The Preferred Stock
Conversion Price is equal to $1.00 for the Series A Preferred Stock and the Series A-1 Preferred Stock; $2.00 for the Series B Preferred Stock and the Series B-1 Preferred Stock; $3.42 for the Series C Preferred Stock C, Series C-1 Preferred Stock, and Series C-7 Preferred Stock; $2.46 for the Series C-2 Preferred Stock and Series C-5 Preferred Stock; $2.74 for the Series C-3 Preferred Stock and Series C-6 Preferred Stock; $2.39 for the Series C-4 Preferred Stock; $16.93 for the Series D Preferred Stock and Series D-1 Preferred Stock; $8.72 for the Series D-2 Preferred Stock; and $14.39 for the Series D-4 Preferred Stock and Series D-5 Preferred Stock.
The Series D Preferred Stock shall be automatically converted into Common B Stock upon the consummation of an underwritten public offering of shares of common stock to the public with a price per share to the public of not less than (i) 1.25 times $16.93 (the “Series D Original Issue Price”) if the underwritten public offering is completed by December 31, 2021, or (ii) 1.5 times the Series D Original Issue Price if the underwritten public offering is completed on or after January 1, 2022. If the Company consummates an underwritten public offering at an initial public offering price that is less than 1.25 times the Series D Original Issue Price by December 31, 2021 or less than 1.5 times the Series D Original Issue Price thereafter, the Company will force the conversion of the Series D Preferred Stock by issuing the holders the number of shares of Common B Stock resulting in a total aggregate value at the initial public offering price that would have been equal to 1.25 times the Series D Original Issue Price or 1.5 times the Series D Original Issue Price, respectively.
Upon a qualified transfer of any shares of Series A-1 Preferred Stock, Series B-1 Preferred Stock, Series C-1 Preferred Stock, Series C-5 Preferred Stock, Series C-6 Preferred Stock, Series D-1 Preferred Stock, or Series D-5 Preferred Stock, such shares have the right to convert all shares into an equivalent number of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-2 Preferred Stock, Series C-3 Preferred Stock, Series D Preferred Stock, or Series D-4 Preferred Stock, respectively, without the payment of additional consideration by the holder.
Certain holders (as specified in the Company's Certificate of Incorporation) of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, and Series D Preferred Stock have the right to convert, under limited permitted transfers, to an equivalent number of shares of Series A-1 Preferred Stock, Series B-1 Preferred Stock, Series C-1 Preferred Stock, and Series D-1 Preferred Stock, respectively. Certain holders of Series C-2 Preferred Stock, Series C-3 Preferred Stock, Series D-4 Preferred Stock, and Common B Stock have the right to convert to an equivalent number of shares of Series C-5 Preferred Stock, Series C-6 Preferred Stock, Series D-5 Preferred Stock, and Common B-1 Stock, respectively.
Dividends—The convertible preferred stock shall first receive, or simultaneously receive, dividends declared on common stock, if any, on the basis as if the convertible preferred stock was converted to common stock. The Company has not declared any dividends on common stock to date.
Liquidation—In the event of any liquidation, dissolution or winding up of the Company, the holders of shares of each series of Series C Preferred Stock, Series C-1 Preferred Stock, Series C-2 Preferred Stock, Series C-3 Preferred Stock, Series C-4 Preferred Stock, Series C-5 Preferred Stock, Series C-6 Preferred Stock, Series C-7 Preferred Stock, Series D Preferred Stock, Series D-1 Preferred Stock, Series D-2 Preferred Stock, Series D-3 Preferred Stock, Series D-4 Preferred Stock, and Series D-5 Preferred Stock shall be entitled to receive, prior to any distributions to the holders of Series B Preferred Stock, Series B-1 Preferred Stock, Series A Preferred Stock, Series A-1 Preferred Stock and common stock, an amount per share equal to one time the applicable Preferred Stock Original Issue Price plus all declared but unpaid dividends on such shares (“Series C and Series D Preferred Stock Preference Amount”).
After the payment of the full above mentioned amount, the holders of shares of each of Series B Preferred Stock, Series B-1 Preferred Stock, Series A Preferred Stock, and Series A-1 Preferred Stock then outstanding shall be entitled to receive a pro-rata distribution before any payment shall be made to the holders of common stock an amount per share equal to, (a) in the case of the Series A Preferred Stock and Series A-1 Preferred Stock, one times the Preferred Stock Original Issue Price, plus any dividends declared and unpaid (“Series A Preferred Stock Preference Amount”), and (b) in the case of the Series B Preferred Stock and Series B-1 Preferred Stock, the greater of one times the applicable Preferred Stock Original Issue Price and the Alternative Series B Liquidation Preference
Amount, as subsequently defined, plus all declared but unpaid dividends (“Series B Preferred Stock Preference Amount”).
The Alternative Series B Liquidation Preference Amount is the quotient obtained by dividing (x) the value of the assets of the Company available for distribution to its stockholders in connect with a liquidation, dissolution or winding up of the Company or deemed liquidation event by (y) the fully-diluted share number. The Series C and Series D Preferred Stock Preference Amount, the Series A Preferred Stock Preference Amount, and the Series B Preferred Stock Preference Amount are together referred to as the Preferred Stock Preference Amount.
After the payment of the full Preferred Stock Preference Amount, the remaining assets of the Company shall be distributed on a pro rata basis among the holders of Common A Stock, Common B Stock, Common O stock, and then to Common B-1 Stock. The remaining assets of the Company shall be distributed among the holders of Series A Preferred Stock and Series A-1 Preferred Stock and the holders of common stock, with the Series A Preferred Stock and the Series A-1 Preferred Stock receiving sixty percent of the remainder until each holder of Series A Preferred Stock and Series A-1 Preferred Stock has received an additional amount per share equal to three times the applicable Preferred Stock Original Issue Price. The remaining assets of the Company shall be distributed among the holders of Series A Preferred Stock and Series A-1 Preferred Stock and common stock, with the Series A Preferred Stock and the A-1 Preferred Stock receiving five percent of the remainder until the amount paid to the common stock equals the amount paid to the Series A Preferred Stock and Series A-1 Preferred Stock. Following that distribution, the remaining assets of the Company shall be distributed on a pro rata basis among the holders of Series A Preferred Stock, Series A-1 Preferred Stock and common stock.
Redemption and Classification—The preferred stock is generally not redeemable at the option of any holder thereof except in limited circumstances as set forth in the Company’s Certificate of Incorporation. The Company has classified its convertible preferred stock as mezzanine equity on the consolidated balance sheets as the occurrence of certain deemed liquidation events that are outside the Company’s control may cause redemption with the holders of the convertible preferred stock. Convertible preferred stock is not remeasured at redemption value within mezzanine equity on the consolidated balance sheets as the convertible preferred stock is not currently redeemable and redemption is not expected.
Secondary Sale—In April and May 2021, certain of the Company’s investors sold various classes of shares through multiple tranches to SVF II Beaver LLC (“SoftBank II”), pursuant to a series of stock transfer agreements (collectively, the “SoftBank Transaction”), for a total consideration of $496.9 million. The total shares purchased by SoftBank II included 0.6 million shares of Series A Preferred Stock, 7.5 million shares of Series A-1 Preferred Stock, 0.4 million shares of Series B Preferred Stock, 2.0 million shares of Series B-1 Preferred Stock, 1.1 million shares of Series C Preferred Stock, 1.8 million shares of Series C-1 Preferred Stock, 0.7 million shares of Series C-2 Preferred Stock, 5.6 million shares of Common B Stock and 0.5 million of Common O Stock each at $24.47 per share.
In connection with the SoftBank Transaction, the Company entered into a contribution agreement with SoftBank II, pursuant to which upon the occurrence of certain “Realization Events,” SoftBank II agrees to make certain capital contributions to the Company. The consummation of the business combination with Aurora (as defined in Note 1) will constitute a Realization Event pursuant to the terms of the contribution agreement. Accordingly, SoftBank II will make a capital contribution to the Company in an amount equal to 25% of its aggregate return on its investment in the Company’s shares based on the value of the consideration received by the Company’s equity holders in the closing of the Merger Agreement (see Note 1).
Convertible Preferred Stock Warrants—The Company had outstanding the following convertible preferred stock warrants:

				No. Warrants
(Amounts in thousands, except no. warrants and strike prices)				As of December 31,
Issuance	Share Class	Issue Date	Expiration Date	2022	2021	Strike	Valuation at Issuance
September 2018	Series C Preferred	9/28/2018	9/28/2028	756,500	756,500	$1.81	$170
February 2019	Series C Preferred	2/6/2019	9/28/2028	50,320	50,320	$1.81	$12
March 2019	Series C Preferred	3/29/2019	3/29/2026	375,000	375,000	$3.42	$87
April 2019	Series C Preferred	4/17/2019	4/17/2029	1,169,899	1,169,899	$3.42	$313
March 2020	Series C Preferred	3/25/2020	3/25/2027	134,212	134,212	$5.00	$201
Total				2,485,931	2,485,931
In April and May 2021, one of the Company’s investors exercised 1.4 million warrants. The exercise was a cashless exercise, resulting in an issuance of 1.1 million shares of Series C Preferred Stock.
In connection with the Amended Merger Agreement, several of the Company’s holders of convertible preferred stock warrants expects to exercise their warrants contingent upon the consummation of the Merger as described in Note 1. The contingent exercise includes 1.2 million shares of Series C Preferred Stock at an exercise price per share of $3.42, 0.8 million shares of Series C Preferred Stock at an exercise of price per share of $1.81, and 1.5 million shares of Series C-7 Preferred Stock at an exercise of price per share of $3.42.
The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes option-pricing model and their respective terms, as can be seen below:

	December 31,
(Amounts in thousands, except per share amounts)	2022		2021
Issuance	Fair value per share	Fair Value	Fair value per share	Fair Value
September 2018	$1.66	$1,256	$13.70	$10,364
February 2019	$1.66	84	$13.70	689
March 2019	$1.06	397	$12.54	4,703
April 2019	$1.06	1,240	$12.54	14,671
March 2020	$0.89	119	$11.70	1,570
Total		$3,096		$31,997
Warrants for Series C Preferred Stock, related to the above issuances, are recorded as liabilities at fair value, resulting in a liability of $3.1 million and $32.0 million as of December 31, 2022 and 2021, respectively. The change in fair value of warrants for the years ended December 31, 2022 and 2021 was a gain of $28.9 million and a loss of $32.8 million, respectively, and was recorded in change in fair value of warrants within the consolidated statements of operations and comprehensive loss.